Stock Option Plan - Summary of Information about Stock Options - Additional Information (Detail) - Stock Options and Stock Appreciation Rights [Member]	12 Months Ended
Dec. 31, 2016 $ / shares
26.63 to 35.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	$ 22.22
Exercise Price, Upper limit (in dollars per share)	33.56
37.75 to 48.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	33.94
Exercise Price, Upper limit (in dollars per share)	$ 40.75